3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
30-89 Days	$ 6,267,112	$ 7,073,837
90 Days or more	2,599,675	2,091,493
Total Past Due	8,866,787	9,165,330
Current	493,997,864	478,083,896
Total Loans	502,864,651	487,249,226
Non-Accrual Loans	3,096,576	2,474,534
90 Days or More and Accruing	1,250,725	1,124,206
Commercial and industrial
30-89 Days	308,712	328,684
90 Days or more	0	26,042
Total Past Due	308,712	354,726
Current	76,802,035	68,375,847
Total Loans	77,110,747	68,730,573
Non-Accrual Loans	98,806	143,128
90 Days or More and Accruing	0	26,042
Commercial Real Estate
30-89 Days	1,482,982	824,836
90 Days or more	418,255	222,738
Total Past Due	1,901,237	1,047,574
Current	205,142,990	200,680,706
Total Loans	207,044,227	201,728,280
Non-Accrual Loans	1,065,385	765,584
90 Days or More and Accruing	0	0
Residential real estate - 1st lien
30-89 Days	4,238,933	4,881,496
90 Days or more	2,011,419	1,723,688
Total Past Due	6,250,352	6,605,184
Current	161,933,783	160,086,778
Total Loans	168,184,135	166,691,962
Non-Accrual Loans	1,585,473	1,227,220
90 Days or More and Accruing	1,249,241	1,068,083
Residential real estate - Jr lien
30-89 Days	156,101	984,849
90 Days or more	168,517	116,849
Total Past Due	324,618	1,101,698
Current	44,932,244	41,825,637
Total Loans	45,256,862	42,927,335
Non-Accrual Loans	346,912	338,602
90 Days or More and Accruing	0	27,905
Consumer
30-89 Days	80,384	53,972
90 Days or more	1,484	2,176
Total Past Due	81,868	56,148
Current	5,186,812	7,114,928
Total Loans	5,268,680	7,171,076
Non-Accrual Loans	0	0
90 Days or More and Accruing	$ 1,484	$ 2,176